Consolidated Balance Sheets (Parenthetical) - ¥ / shares	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,271,230,341	1,266,552,149
Treasury stock, common stock shares	20,483,474	1,127,101